STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of Stock-Based Compensation Expense
The following table summarizes stock-based compensation expense related to RSUs, Performance RSUs, stock options, and ESPP shares for the twelve months ended September 30, 2024, 2023, and 2022, which were allocated as follows (amounts in thousands):

	2024	2023	2022
Cost of revenue	$574	$468	$289
Selling and marketing	3,041	3,023	4,383
Research and development	3,368	2,757	3,701
General and administrative	5,641	4,215	4,973
Stock-based compensation expense included in expenses	$12,624	$10,463	$13,346

Schedule of Stock Option Activity
The following table summarizes stock option activity under the Company’s equity plans during the twelve months ended September 30, 2024, 2023, and 2022:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at September 30, 2021	816,717	$7.42	5.8	$9,046
Granted	—	—
Exercised	(35,625)	6.68		279
Canceled	—	—
Outstanding at September 30, 2022	781,092	7.46	3.7	1,512
Granted	—	—
Exercised	(98,952)	7.44		338
Canceled	(30,871)	9.49
Outstanding at September 30, 2023	651,269	7.37	3.6	2,185
Granted	—	—
Exercised	(189,559)	5.82		976
Canceled	—	—
Outstanding at September 30, 2024	461,710	8.00	2.7	1,183
Vested and Expected to Vest at September 30, 2024	461,710	8.00	2.7	1,183
Exercisable at September 30, 2024	461,710	$8.00	2.7	$1,183

Schedule of RSU Activity
The following table summarizes RSU activity under the Company’s equity plans during the twelve months ended September 30, 2024, 2023, and 2022:

	Number of Shares	Weighted- Average Fair Value Per Share
Outstanding at September 30, 2021	2,411,267	$9.99
Granted	1,272,917	14.43
Settled	(898,178)	9.57
Canceled	(344,329)	11.16
Outstanding at September 30, 2022	2,441,677	12.29
Granted	1,101,925	10.24
Settled	(665,635)	11.33
Canceled	(689,671)	12.49
Outstanding at September 30, 2023	2,188,296	11.49
Granted	1,439,138	11.13
Settled	(731,212)	11.13
Canceled	(442,592)	12.09
Outstanding at September 30, 2024	2,453,630	$11.25

Schedule of Performance RSU Activity	The following table summarizes Performance RSU activity under the Company’s equity plans during the twelve months ended September 30, 2024, 2023, and 2022:

	Number of Shares	Weighted- Average Fair Market Value Per Share
Outstanding at September 30, 2021	528,724	$9.17
Granted	629,279	15.60
Settled	(176,864)	8.42
Canceled	(61,683)	13.51
Outstanding at September 30, 2022	919,456	13.43
Granted	325,837	10.23
Settled	(27,245)	9.25
Canceled	(487,655)	11.61
Outstanding at September 30, 2023	730,393	13.37
Granted	818,587	11.12
Settled	(232,969)	10.11
Canceled	(616,553)	12.24
Outstanding at September 30, 2024	699,458	$12.82